Amounts Due from Related Parties (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Related Party Transaction [Line Items]
Amounts due from related parties, current	$ 1,374		$ 3,838
iSoftStone Technologies Co., Ltd.
Related Party Transaction [Line Items]
Amounts due from related parties, current	70	[1]	83	[1]
Wuxi iCarnegie
Related Party Transaction [Line Items]
Amounts due from related parties, current			2,521
Shenke
Related Party Transaction [Line Items]
Amounts due from related parties, current	7		7
Wuxi IoT
Related Party Transaction [Line Items]
Amounts due from related parties, current	79		156
iSS-Foshan
Related Party Transaction [Line Items]
Amounts due from related parties, current	$ 1,218	[2]	$ 1,071	[2]

[1]	Amount due from iSoftStone Technologies Co., Ltd. represented a loan extended to iSoftStone Technologies Co., Ltd. by the Group. The loan amount is unsecured and bearing interest at 2.5% per annum.
[2]	Amount due from iSS-Foshan mainly represented project receivables.